Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000024716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	19.65%	8.58%	6.61%
C000024718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	24.64%	8.98%	6.56%
C000024719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F Shares with sales load
Average Annual Return, Percent	24.06%	9.32%	6.83%
C000114966
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000123387
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Without Sales Load [Member] | C000024716
Average Annual Return [Line Items]
Average Annual Return, Percent	26.61%	9.82%	7.21%
Without Sales Load [Member] | C000024718
Average Annual Return [Line Items]
Average Annual Return, Percent	25.64%	8.98%	6.56%
Without Sales Load [Member] | C000024719
Average Annual Return [Line Items]
Average Annual Return, Percent	26.29%	9.54%	6.94%
Without Sales Load [Member] | C000114966
Average Annual Return [Line Items]
Average Annual Return, Percent	26.93%	10.09%	7.47%
Without Sales Load [Member] | C000123387
Average Annual Return [Line Items]
Average Annual Return, Percent	26.36%	9.61%	7.02%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.49%	15.22%	12.89%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.49%	15.22%	12.89%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.49%	15.22%	12.89%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.49%	15.22%	12.89%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.49%	15.22%	12.89%
FEDERATED INDEX: Morningstar Large Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Funds Average
Average Annual Return, Percent	27.80%	11.06%	9.12%
FEDERATED INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	29.56%	10.83%	9.32%
FEDERATED INDEX: Morningstar Large Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Funds Average
Average Annual Return, Percent	27.80%	11.06%	9.12%
FEDERATED INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	29.56%	10.83%	9.32%
FEDERATED INDEX: Morningstar Large Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Funds Average
Average Annual Return, Percent	27.80%	11.06%	9.12%
FEDERATED INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	29.56%	10.83%	9.32%
FEDERATED INDEX: Morningstar Large Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Funds Average
Average Annual Return, Percent	27.80%	11.06%	9.12%
FEDERATED INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	29.56%	10.83%	9.32%
FEDERATED INDEX: Morningstar Large Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Funds Average
Average Annual Return, Percent	27.80%	11.06%	9.12%
FEDERATED INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	29.56%	10.83%	9.32%